Contingencies, Commitments, and Responsibilities - Schedule of Guarantee Slips and Beneficiaries (Detail) - 6 months ended Jun. 30, 2021 $ in Millions	HUF (Ft)	CLP ($)
Banco Santander Chile [member]
Disclosure of subsidiaries [line items]
From date	Jun. 02, 2017
End date	Aug. 31, 2021
Amount	Ft 15,000
Banco Santander Chile [member]
Disclosure of subsidiaries [line items]
From date	Aug. 14, 2017
End date	Aug. 30, 2021
Amount	Ft 500
Ita Corpbanca Chile [member]
Disclosure of subsidiaries [line items]
From date	Jul. 02, 2020
End date	Jul. 01, 2021
Amount | $		$ 50